INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards	$ 145	$ 143
Change in valuation allowance	874	2,868
Income taxes payable	1,130	$ 89
Subsidiaries outside of the Netherlands [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Years under examination		2012
Subsidiaries outside of the Netherlands [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Years under examination		2015
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 24,719
Netherlands [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward expiration dates	Dec. 31, 2017
Years under examination	2013
Netherlands [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward expiration dates	Dec. 31, 2025
Years under examination	2015
UNITED STATES
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 29,746
Tax credit carryforwards	$ 558
UNITED STATES | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2024
Net operating loss carry forward expiration dates	Dec. 31, 2025
UNITED STATES | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2029
Net operating loss carry forward expiration dates	Dec. 31, 2034
ISRAEL
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards	$ 580
Net operating loss carry forward	4,507
Income Taxes Payable Related To Current Operations [Member]
Operating Loss Carryforwards [Line Items]
Income taxes payable	$ 1,130	$ 89